Note 11 - Advances from Investors (Details Textual) - USD ($)	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Proceeds from Advances from Investors	$ 575,000	$ 0
President and Chief Executive Officer, Chief Financial Officer, and Board of Directors [Member]
Proceeds from Advances from Investors	$ 80,000